LEASES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted average incremental borrowing rate	7.66%	7.67%	9.14%	9.14%
Weighted average lease term	18 years 2 months 15 days	18 years 8 months 8 days	18 years 8 months 26 days	17 years 8 months 12 days
Lessee, Operating Lease, Liability, to be Paid [Abstract]
Lessee, Operating Lease, Liability, to be Paid, Remainder of Fiscal Year	$ 2,544
2023	5,165	$ 4,972
2024	5,259	5,103
2025	5,346	5,196
2026	5,425	5,284
Thereafter	86,294
Total undiscounted operating lease payments	110,033	112,131
Less: Imputed interest	(50,986)	(52,796)
Present value of total operating leases	$ 59,047	$ 59,335